Summary of Significant Accounting Policies - Additional Information (Detail) $ / shares in Units, $ in Thousands			9 Months Ended		12 Months Ended
	Jul. 24, 2020 $ / shares shares	Jan. 01, 2020 USD ($)	Sep. 30, 2020 USD ($) Customer $ / shares shares	Sep. 30, 2019 USD ($) Customer	Dec. 31, 2019 USD ($) Customer $ / shares	Dec. 31, 2018 USD ($) Customer $ / shares	Jan. 01, 2019 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Common stock, par value | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001
Accounts receivable including unbilled receivables			$ 5,700		$ 4,000	$ 2,600
Concentration risk, number of customer | Customer			1	1	1	1
Sales commissions					$ 2,500	$ 2,000
Deferred commission amortization expense					1,600	1,200
Advertising expenses			$ 9,000	$ 9,000	11,800	$ 8,900
Right-of-Use assets			12,345		14,065
Lease liabilities			$ 16,450		$ 18,423
Customer Concentration Risk | Revenue
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage			15.00%	13.00%	12.00%	12.00%
Customer Concentration Risk | Accounts Receivable
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage			20.00%		20.00%	22.00%
ASU 2016-02
Summary Of Significant Accounting Policies [Line Items]
Right-of-Use assets							$ 8,800
Lease liabilities							$ 11,000
ASU 2016-13
Summary Of Significant Accounting Policies [Line Items]
Increase in the allowance for credit losses		$ 400
ASU 2018-07
Summary Of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]			true		true
Change in Accounting Principle, Accounting Standards Update, Adoption Date			Jan. 01, 2020		Jan. 01, 2020
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]			true		true
ASU 2018-15
Summary Of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]			true		true
Change in Accounting Principle, Accounting Standards Update, Adoption Date			Jan. 01, 2020		Jan. 01, 2020
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]			true		true
ASU 2019-12
Summary Of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]			true		true
Change in Accounting Principle, Accounting Standards Update, Adoption Date			Jan. 01, 2019		Jan. 01, 2019
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]			true		true
Initial Public Offering
Summary Of Significant Accounting Policies [Line Items]
Reverse stock split	One-for-three
Reverse stock split, conversion ratio	0.3333
Preferred stock authorized shares | shares	109,030,573
Common stock, par value | $ / shares	$ 0.0001
Initial Public Offering | Subsequent Event [Member]
Summary Of Significant Accounting Policies [Line Items]
Reverse stock split	One-for-three
Reverse stock split, conversion ratio	0.3333
Preferred stock authorized shares | shares	109,030,573
Common stock, par value | $ / shares	$ 0.0001
Series 1 Common Stock
Summary Of Significant Accounting Policies [Line Items]
Common stock authorized shares | shares			500,000,000
Series 1 Common Stock | Initial Public Offering
Summary Of Significant Accounting Policies [Line Items]
Common stock authorized shares | shares	205,000,000
Series 1 Common Stock | Initial Public Offering | Subsequent Event [Member]
Summary Of Significant Accounting Policies [Line Items]
Common stock authorized shares | shares	205,000,000
Series 2 Common Stock
Summary Of Significant Accounting Policies [Line Items]
Common stock authorized shares | shares			5,051,000
Series 2 Common Stock | Initial Public Offering
Summary Of Significant Accounting Policies [Line Items]
Common stock authorized shares | shares	45,000,000
Series 2 Common Stock | Initial Public Offering | Subsequent Event [Member]
Summary Of Significant Accounting Policies [Line Items]
Common stock authorized shares | shares	45,000,000
Minimum
Summary Of Significant Accounting Policies [Line Items]
Account receivable payment terms			Due immediately		Due immediately
Maximum
Summary Of Significant Accounting Policies [Line Items]
Account receivable payment terms			Due within 60 days		Due within 60 days